Basis of preparation and accounting policies (Tables)	6 Months Ended
Jun. 30, 2020
Basis of preparation and accounting policies [abstract]
Reconciliation Net Result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
	2020	2019
In accordance with IFRS-EU	969	2,556
Adjustment of the EU IAS 39 carve-out	–493	–1,093
Tax effect of the adjustment	115	243
Effect of adjustment after tax	–379	–850

In accordance with IFRS-IASB (attributable to the shareholders of the parent)	591	1,707
Non-controlling interests	36	47
In accordance with IFRS-IASB Total net result	626	1,754

Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	30 June 2020	31 December 2019
In accordance with IFRS-EU	54,305	53,769
Adjustment of the EU IAS 39 carve-out	–4,157	–3,658
Tax effect of the adjustment	1,001	885
Effect of adjustment after tax	–3,156	–2,773

Shareholders’ equity	51,149	50,996
Non-controlling interests	1,022	893
In accordance with IFRS-IASB Total Equity	52,171	51,889